RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of Related Parties [Abstract]
Disclosure of related party [text block]

NOTE 34 – RELATED PARTIES

To verify the correct identification of relationships and transaction with related parties, Grupo Aval has established a specific formal Procedure for the Identification and Disclosure of Balances and Transactions with Related Parties. Such procedure is communicated and made available to our personnel through Grupo Aval’s intranet. In application of this procedure, our members of the board of directors and our key management personnel are periodically required to identify close family members and entities over which such persons have significant influence.  Such process is conducted by a written request containing the criteria that such person must consider in order to provide information on close family members and entities that must be disclosed as their related parties.

In addition, Grupo Aval Vice-Presidency of Accounting Consolidation periodically performs an evaluation of its controlling and non-controlling investments in other entities to identify if such entities should be treated as a related entity.

The following are some of the guidelines included in the abovementioned corporate framework:

•

Grupo Aval and its subsidiaries shall permanently carry out the registration of the operations performed with related parties, identifying the type of operation, its purpose, economic conditions and authorizations received when applicable.

•

Grupo Aval and its subsidiaries shall establish limits of indebtedness or exposure and perform constant monitoring of the intragroup operations, complying for such purpose with the restrictions set forth under applicable regulations.

•	All intragroup operations shall be fully identified by accounting areas of the respective entities.
•

Authorization levels are defined within the governance and control structure, assigned as may be deemed adequate as a function of the magnitude and type of transaction, keeping the evidence of such authorizations.

•

It should be verified that related party transactions are carried out for a good and valuable consideration, at market conditions, maintaining a financial equilibrium in the relationships between the entities participating in the operation.

This Reference Framework for Institutional Relations was also submitted to the consideration and approval of the Board of Directors of our subsidiaries and has been made available in the web sites of Grupo Aval and its subsidiaries.

Balances as of December 31, 2019 and 2018, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2019	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Financial assets in investments		—		—		1,006,340		—		—
Financial assets in credit operations		2,936		7,775		1,148,522		1,513,287		122,964
Accounts receivable		9		14		12,243		2,958		241
Other assets		—		—		14,118		3,232		—

Liabilities
Deposits	Ps.	273,224	Ps.	27,000	Ps.	97,097	Ps.	1,290,574	Ps.	7,032
Accounts payable		561		347		9,165		514,976		21
Financial obligations		3		15		72		30,000		—
Other liabilities		—		—		1,937		714		—

(*) Include family members

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2018	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Financial assets in investments		—		—		920,170		—		—
Financial assets in credit operations		2,680		17,062		1,443,476		1,513,218		102,958
Accounts receivable		9		58		8,105		3,329		17
Other assets		—		—		20,348		5,030		—

Liabilities
Deposits	Ps.	100,199	Ps.	21,726	Ps.	70,960	Ps.	570,558	Ps.	23,470
Accounts payable		38		686		10,114		291,328		1
Financial obligations		1		3		102		7		—
Other liabilities		—		—		25,040		194		3

(*) Include family members

Transactions during the years ended as of December 31, 2019, 2018 and 2017, with related parties are as follows:

a.	Profit or loss

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2019	Aval (1)			personnel (1)		ventures (2)		individuals		individuals

Income
Interest income	Ps.	290	Ps.	722	Ps.	28,172	Ps.	90,281	Ps.	7,998
Fee income and commissions		17		45		36,505		106,120		6
Leases		—		—		—		324		—
Other income		7		7		274,349		6,285		534

Expenses
Financial expenses	Ps.	(169)	Ps.	(628)	Ps.	(1,251)	Ps.	(20,319)	Ps.	(28)
Fee expenses and commissions		(3)		(1,410)		(20,066)		(2,098)		(380)
Operating expenses		(300)		(7,850)		—		(3,278)		—
Other expenses		(14)		(1,893)		(444,730)		(41,276)		(25)

(1) Include family members

(2) Expenses were recognized during the current period with respect to bad debts owed by related parties for 400,630

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2018	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	216	Ps.	907	Ps.	101,539	Ps.	131,368	Ps.	4,789
Fee income and commissions		5		58		6,664		65,615		5
Leases		—		—		45		315		—
Other income		4		243		241,797		4,252		—

Expenses
Financial expenses	Ps.	(216)	Ps.	(740)	Ps.	(735)	Ps.	(17,322)	Ps.	(22)
Fee expenses and commissions		(4)		(1,549)		(14,741)		(1,796)		(5)
Operating expenses		—		(25,808)		(53)		(4,013)		—
Other expenses		(16)		(496)		(30,250)		(27,034)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2017	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	164	Ps.	757	Ps.	155,690	Ps.	123,671	Ps.	543
Fee income and commissions		5		48		26,249		57,180		—
Leases		—		—		321		301		—
Other income		4		59		236,871		6,391		—

Expenses
Financial expenses	Ps.	(243)	Ps.	(1,197)	Ps.	(129,335)	Ps.	(30,431)	Ps.	(6)
Fee expenses and commissions		(4)		(1,510)		(24,039)		(3,276)		(1)
Operating expenses		—		(9,706)		(3,572)		(1,892)		(113)
Other expenses		—		(1,635)		(32,691)		(34,400)		—
(*) Include family members

Outstanding amounts are not guaranteed and shall be liquidated in cash. Guarantees have not been granted or received.

b.	Compensation of Key Management Personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2019		2018		2017
Salaries	Ps.	16,778	Ps.	18,123	Ps.	17,073
Short term benefits for employees		4,654		3,244		3,167
Subtotal		21,432		21,367		20,240
Subsidiaries		37,590		54,161		32,795
Total	Ps.	59,022	Ps.	75,528	Ps.	53,035

Transactions with our related parties correspond primarily to the normal course of banking business activities carried out under market conditions. Such transactions include demand and saving deposits, time deposits, commercial, consumer and mortgage loans, financial leases, payment of dividends and or interest.